FINANCIAL INSTRUMENTS (Details) ¥ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Bills receivable			¥ 8,500
Financial assets, class [member]
IfrsStatementLineItems [Line Items]
Accounts receivable: current			46,760
Accounts receivable: non-current			10,520
Financial assets included in other receivables		3	82,406
Bills receivable			8,500
Total		3	148,186
Total Current		3	137,666
Total Non-current			¥ 10,520